Schedule of Operating Lease Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Rou Assets And Operating Lease Liabilities
Right-of-use assets	$ 65,606	$ 101,187
Operating lease liabilities
Current	38,592	36,450
Non-current	27,014	65,703
Operating lease liabilities	$ 65,606	$ 102,153
Weighted average remaining lease terms (in years)	1 year 8 months 15 days	2 years 8 months 15 days